CHANGES IN EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Changes In Equity
Schedule of issued capital

	2023		2022		2021
Shareholder	Million common shares	%	Million common shares	%	Million common shares	%
Interbrew International B.V.	8,441.7	53.6%	8,441.8	53.6%	8,441.9	53.6%
Ambrew S.A.R.L.	1,287.7	8.2%	1,287.7	8.2%	1,287.0	8.2%
Fundação Zerrenner	1,610.0	10.2%	1,610.0	10.2%	1,610.0	10.2%
Mercado	4,410.0	28.0%	4,402.2	27.9%	4,399.7	27.9%
Tesouraria	4.4	0.0%	8.5	0.1%	5.8	0.0%
	15,753.8	100.0%	15,750.2	100.0%	15,744.4	100.0%

		2023		2022		2021
	Million common shares	Million Reais	Million common shares	Million Reais	Million common shares	Million Reais

Beginning balance	15,750.2	58,130.5	15,744.4	58,042.5	15,735.1	57,899.1
Capital increase (i)	3.6	47.4	5.8	88.0	9.3	143.4
Final balance	15,753.8	58,177.9	15,750.2	58,130.5	15,744.4	58,042.5

(i) Capital increase related to the issue of shares.

Schedule of capital reserves

	Capital Reserves
	Treasury shares	Share Premium	Other capital reserves	Share-based Payments	Total

At January 1, 2021	(941.7)	53,662.8	700.9	1,563.6	54,985.6
Capital Increase	(60.0)	-	-	(74.4)	(134.4)
Purchases of shares, results of treasury shares and share-based payments	(36.1)	-	-	372.1	336.0
At December 31, 2021	(1,037.8)	53,662.8	700.9	1,861.3	55,187.2
Capital Increase	-	-	-	(64.2)	(64.2)
Purchases of shares, results of treasury shares and share-based payments	(35.6)	-	-	252.4	216.8
At December 31, 2022	(1,073.4)	53,662.8	700.9	2,049.5	55,339.8
Capital Increase	-	-	-	(32.9)	(32.9)
Purchases of shares, results of treasury shares and share-based payments	61.6	-	-	111.2	172.8
At December 31, 2023	(1,011.8)	53,662.8	700.9	2,127.8	55,479.7

Schedule of treasury shares

	Acquisition /realization of shares		Result of Treasury Shares	Total Treasury Shares
	Million shares	Million Brazilian Reais	Million shares	Million Brazilian Reais
At January 1, 2021	0.2	(3.2)	(938.5)	(941.7)
Changes during the year	5.6	(95.1)	(1.0)	(96.1)
At December 31, 2021	5.8	(98.3)	(939.5)	(1,037.8)
Changes during the year	2.7	(33.5)	(2.1)	(35.6)
At December 31, 2022	8.5	(131.8)	(941.6)	(1,073.4)
Changes during the year	(4.1)	68.8	(7.2)	61.6
At December 31, 2023	4.4	(63.0)	(948.8)	(1,011.8)

Schedule of net income reserves

	Net income reserves
	Investments reserve	Legal reserve	Fiscal incentive	Total
At January 1, 2021	14,511.1	4.5	11,404.4	25,920.0
Fiscal incentive reserve	-	-	1,423.5	1,423.5
Investments reserve	3,848.1	-	-	3,848.1
At December 31, 2021	18,359.2	4.5	12,827.9	31,191.6
Fiscal incentive reserve	-	-	2,018.7	2,018.7
Investments reserve	3,696.7	-	-	3,696.7
At December 31, 2022	22,055.9	4.5	14,846.6	36,907.0
Fiscal incentive reserve	-	-	2,552.7	2,552.7
Investments reserve	3,730.2	-	-	3,730.2
At December 31, 2023	25,786.1	4.5	17,399.3	43,189.9

Schedule of interest on shareholders' equity and dividends

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/12/2023	Interest on shareholder´s equity	12/28/2023	2023	ON	0.7302	11,500.2
							11,500.2

Distribution of interest on shareholders’s equity. In accordance with Operations and Finance Committee recommendation at the meeting held on December 12, 2023, was approved the distribution of interest on shareholder’s equity in the amount of R$0.7302 per share, based on available balances, in the Company’s extraordinary balance sheet dated as of November 30, 2023, (the survey of which was approved by the Board of Directors at the meeting held on December 12, 2023) and in the Company’s investment reserve, pursuant to the balance sheet dated as of December 31, 2022, which were attributed to the minimum mandatory dividends of the same fiscal year. The interest on shareholder’s equity distribution was taxed pursuant to the applicable law, which resulted in a net interest on shareholder’s equity distribution of R$0.6207 per share of, except for shareholders that are corporate entities that are immune or exempted pursuant to article 5 of Law 11,053/04, as amended by Law 11,196/05.

The indicated payment was made on December 28, 2023, considering the shareholding position of December 19, 2022, with respect to B3, and December 26, 2023, with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Events during the year ended 2022:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/06/2022	Interest on shareholder´s equity	12/29/2022	2022	ON	0.7623	11,999.8
							11,999.8

Distribution of Dividends in accordance with the recommendation of the Operations, Finance and Compensation Committee at a meeting of the Board of Directors held on December 5, 2022, was approved the distribution of dividends of R$0.7623 per share, based on available balance and the Company’s extraordinary balance sheet dated as of October 31, 2022 and attributed to the minimum mandatory dividends for the same fiscal year, without income tax withholding in accordance with current legislation. The distribution of interest on shareholder’s equity was taxed pursuant to applicable law, which resulted in a net distribution of interest on shareholder’s equity of R$0.6480 per share of the Company in 2022.

The indicated payment was made on December 29, 2022, considering the shareholding position of December 19, 2022, with respect to B3, and December 21, 2022, with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Events during the year ended 2021:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/09/2021	Dividends	12/30/2021	2021	ON	0.1334	2,099.5
Board of Directors Meeting	12/09/2021	Interest on shareholder´s equity	12/30/2021	2021	ON	0.4702	7,400.1
							9,499.6

Schedule of basis of dividends

	2023	2022	2021
Net income, attributable to equity holders of Ambev	14,501.9	14,457.9	12,671.0
Prescribed/(complementary) dividends	-	20.9	24.7
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effect of application of IAS 29 (hyperinflation)	3,269.4	3,224.4	2,063.7
Retained earnings basis for dividends and destinations	17,783.1	17,715.0	14,771.2

Dividends and interest on capital distributed and accrued for distribution based on the net income for the year
Dividends and interest on capital paid based on profit	11,500.2	11,999.8	9,499.6
Total of dividends and interest on capital	11,500.2	11,999.8	9,499.6
Percentage of distributed profit	65%	68%	64%

Schedule of Carrying value adjustments

	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Put option granted on subsidiary	Gains/(losses) of non-controlling interest’s share	Business combination	Accounting adjustments for transactions between shareholders	Total

At January 1, 2021	11,076.5	744.5	(1,473.3)	(4.8)	(73.8)	156.1	(75,414.2)	(64,989.0)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	2,449.7	-	-	-	-	-	-	2,449.7
Cash flow hedges	-	480.8	-	-	-	-	-	480.8
Actuarial gains/(losses)	-	-	341.8	-	-	-	-	341.8
Total Comprehensive income	2,449.7	480.8	341.8	-	-	-	-	3,272.3
Options granted on subsidiaries	-	-	-	(1.9)	-	-	-	(1.9)
Gains/(losses) of controlling interest	-	-	-	-	(46.2)	-	-	(46.2)
Tax on deemed dividends	-	-	-	-	(1.7)	-	-	(1.7)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2021	13,526.2	1,225.3	(1,131.5)	(6.7)	(121.7)	156.1	(75,426.0)	(61,778.3)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	(6,772.2)	-	-	-	-	-	-	(6,772.2)
Cash flow hedges	-	(316.7)	-	-	-	-	-	(316.7)
Actuarial gains/(losses)	-	-	466.5	-	-	-	-	466.5
Total Comprehensive income	(6,772.2)	(316.7)	466.5	-	-	-	-	(6,622.4)
Gains/(losses) of controlling interest	-	-	-	-	(2.8)	-	-	(2.8)
Tax on deemed dividends	-	-	-	-	(6.2)	-	-	(6.2)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2022	6,754.0	908.6	(665.0)	(6.7)	(130.7)	156.1	(75,437.8)	(68,421.5)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	(9,212.4)	-	-	-	-	-	-	(9,212.4)
Cash flow hedges	-	(210.8)	-	-	-	-	-	(210.8)
Actuarial gains/(losses)	-	-	(13.2)	-	-	-	-	(13.2)
Total Comprehensive income	(9,212.4)	(210.8)	(13.2)	-	-	-	-	(9,436.4)
Options granted on subsidiaries	-	-	-	6.7	-	-	-	6.7
Gains/(losses) of controlling interest	-	-	-	-	(2.6)	-	-	(2.6)
Tax on deemed dividends	-	-	-	-	(12.4)	-	-	(12.4)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2023	(2,458.4)	697.8	(678.2)	-	(145.7)	156.1	(75,449.6)	(77,878.0)